Financial debt - Changes in the recoverable cash advances (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of recoverable cash advances
Discounting impact	€ 248	€ 232	€ 495	€ 463
Fair value
Disclosure of recoverable cash advances
As at January 1			8,431	8,127
Advances reimbursed (excluding interests)			0	0
Initial measurement and re-measurement			(39)	(28)
Discounting impact			495	463
As at December 31	€ 8,887	€ 8,562	€ 8,887	€ 8,562